INVESTMENT IN JOINT VENTURE (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Investment in joint venture
Investment in joint venture	$ 18.3	$ 18.4
Sociedad Contractual Minera Puren
Investment in joint venture
Investment in joint venture	$ 18.3	$ 18.4